Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	£ 1,814	£ 1,814
Intangible assets	9,870	9,950
Property, plant and equipment	1,048	1,167
Non-current assets	12,732	12,931
Current assets
Trade and other receivables	9,780	8,116
Current tax receivable	4,882	3,659
Cash and cash equivalents	44,400	48,417
Current assets	59,062	60,192
Total assets	71,794	73,123
Non-current liabilities
Deferred revenue	(834)	(374)
Lease liabilities	(300)	(320)
Provisions for other liabilities and charges	(2,114)	(2,050)
Deferred tax liability	(1,708)	(1,560)
Non-current liabilities	(4,956)	(4,304)
Current liabilities
Trade and other payables	(10,154)	(8,020)
Lease liabilities	(336)	(358)
Deferred revenue and income	(1,731)	(1,136)
Contingent consideration	(80)	(80)
Current liabilities	(12,301)	(9,594)
Total liabilities	(17,257)	(13,898)
Net assets	54,537	59,225
EQUITY
Share capital	3,362	3,359
Share premium account	129,110	129,110
Share-based payment reserve	1,465	1,299
Merger reserve	3,027	3,027
Special reserve	19,993	19,993
Currency translation reserve	69	56
Accumulated losses reserve	(102,489)	(97,619)
Total equity	£ 54,537	£ 59,225